Janus Retirement Advantage

Variable Annuity Issued by Western Reseve Life Assurance Co. of Ohio, St. Petersburg, FL


1998 Annual Report

     Janus Aspen Growth Portfolio                      Janus Aspen Equity Income Portfolio

     Janus Aspen Aggressive Growth Portfolio           Janus Aspen Growth and Income Portfolio

     Janus Aspen Capital Appreciation Portfolio        Janus Aspen Flexible Income Portfolio

     Janus Aspen International Growth Portfolio        Janus Aspen High-Yield Portfolio

     Janus Aspen Worldwide Growth Portfolio            Janus Aspen Money Market Portfolio

     Janus Aspen Balanced Portfolio


[JANUS LOGO] JANUS

TABLE OF CONTENTS

                   JANUS RETIREMENT ADVANTAGE WRL SERIES ANNUITY ACCOUNT B

                   Statements of Operations.................... 2
                   Statements of Assets and Liabilities........ 2
                   Statements of Changes in Net Assets......... 4
                   Financial Highlights........................ 7
                   Notes to Financial Statements...............11
                   Report of Independent Accountants...........12

                   JANUS ASPEN SERIES

                   Portfolio Managers' Commentaries and Schedules of Investments
                     Growth Portfolio..........................14
                     Aggressive Growth Portfolio...............17
                     Capital Appreciation Portfolio............20
                     International Growth Portfolio............23
                     Worldwide Growth Portfolio................28
                     Balanced Portfolio........................34
                     Equity Income Portfolio...................38
                     Growth and Income Portfolio...............41
                     Flexible Income Portfolio.................45
                     High-Yield Portfolio......................50
                     Money Market Portfolio....................54
                   Statements of Operations....................56
                   Statements of Assets and Liabilities........58
                   Statements of Changes in Net Assets.........60
                   Financial Highlights........................63
                   Notes to the Schedules of Investments.......72
                   Notes to Financial Statements...............73
                   Explanation of Charts, Tables
                      and Financial Statements.................78
                   Report of Independent Accountants...........81


                                                     [JANUS LOGO]

Janus Retirement Advantage WRL Series Annuity Account B

STATEMENTS OF OPERATIONS

                                                                                           AGGRESSIVE         CAPITAL
FOR THE YEAR OR PERIOD ENDED DECEMBER 31, 1998                              GROWTH           GROWTH         APPRECIATION
(ALL NUMBERS IN THOUSANDS)                                                SUB-ACCOUNT      SUB-ACCOUNT      SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
  Dividends                                                                  $ 1,249             --         $     8
  Capital gains                                                                1,007             --              --
Total Investment Income                                                        2,256             --               8

Expenses:
  Mortality and expense risk charges                                             222        $   126              42
Net Investment Income/(Loss)                                                   2,034           (126)            (34)

Net Realized and Unrealized Gain/(Loss) on Investments:
  Net realized gain/(loss) from securities transactions                        2,264          2,528             388
  Change in net unrealized appreciation/(depreciation) of investments          6,381          3,552           3,061

Net Gain/(Loss) on Investments                                                 8,645          6,080           3,449

Net Increase/(Decrease) in Net Assets Resulting from Operations              $10,679        $ 5,954         $ 3,415

                                                                           INTERNATIONAL    WORLDWIDE
                                                                              GROWTH         GROWTH         BALANCED
                                                                            SUB-ACCOUNT    SUB-ACCOUNT     SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
  Dividends                                                                  $   274        $ 1,459        $   520
  Capital gains                                                                   41            590             87
Total Investment Income                                                          315          2,049            607

Expenses:
  Mortality and expense risk charges                                             102            348             86
Net Investment Income/(Loss)                                                     213          1,701            521

Net Realized and Unrealized Gain/(Loss) on Investments:
  Net realized gain/(loss) from securities transactions                        1,001          6,358          1,041
  Change in net unrealized appreciation/(depreciation) of investments            926          4,605          2,630

Net Gain/(Loss) on Investments                                                 1,927         10,963          3,671

Net Increase/(Decrease) in Net Assets Resulting from Operations              $ 2,140        $12,664        $ 4,192

                                                                              EQUITY       GROWTH AND       FLEXIBLE
                                                                              INCOME         INCOME          INCOME
                                                                            SUB-ACCOUNT    SUB-ACCOUNT(1)  SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
  Dividends                                                                  $   83        $    7         $  338
  Capital gains                                                                  --            --             16
Total Investment Income                                                          83             7            354

Expenses:
  Mortality and expense risk charges                                             38            10             32
Net Investment Income/(Loss)                                                     45            (3)           322

Net Realized and Unrealized Gain/(Loss) on Investments:
  Net realized gain/(loss) from securities transactions                         307            (1)           142
  Change in net unrealized appreciation/(depreciation) of investments         1,975           616           (101)

Net Gain/(Loss) on Investments                                                2,282           615             41

Net Increase/(Decrease) in Net Assets Resulting from Operations              $2,327        $  612         $  363

                                                                            HIGH-YIELD     MONEY MARKET
                                                                            SUB-ACCOUNT    SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
Investment Income:
  Dividends                                                                  $ 323         $ 767
  Capital gains                                                                 --            --
Total Investment Income                                                        323           767

Expenses:
  Mortality and expense risk charges                                            22            96
Net Investment Income/(Loss)                                                   301           671

Net Realized and Unrealized Gain/(Loss) on Investments:
  Net realized gain/(loss) from securities transactions                         43            --
  Change in net unrealized appreciation/(depreciation) of investments         (299)           --

Net Gain/(Loss) on Investments                                                (256)           --

Net Increase/(Decrease) in Net Assets Resulting from Operations              $  45         $ 671

(1) Period May 1, 1998, (inception) to December 31, 1998.
See Notes to Financial Statements.

2  Janus Retirement Advantage / December 31, 1998

STATEMENTS OF ASSETS & LIABILITIES
                                                                            AGGRESSIVE           CAPITAL
AS OF DECEMBER 31, 1998                                     GROWTH            GROWTH           APPRECIATION
(ALL NUMBERS IN THOUSANDS, EXCEPT UNIT VALUE)             SUB-ACCOUNT       SUB-ACCOUNT        SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
Assets:
  Shares                                                      1,846                881                698
  Cost                                                      $32,580            $18,605            $10,863
  Investments at net asset value                            $43,456            $24,307            $13,912
  Transfers receivable from depositor                            34                 17                239
Total Assets                                                 43,490             24,324             14,151

Liabilities:
  Transfers payable to depositor                                 --                 --                 --
Total Liabilities                                                --                 --                 --
Net Assets                                                  $43,490            $24,324            $14,151

Equity Accounts:
  Contract owners' equity                                   $43,490            $24,324            $14,151
    Units                                                     1,653                883                715
    Accumulation unit value                                 $ 26.31            $ 27.55            $ 19.80
  Depositor's equity                                             --                 --                 --
    Units                                                        --                 --                 --
    Accumulation unit value                                      --                 --                 --
Total Equity                                                $43,490            $24,324            $14,151

                                                         INTERNATIONAL       WORLDWIDE
                                                            GROWTH            GROWTH              BALANCED
                                                          SUB-ACCOUNT       SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
Assets:
  Shares                                                        681              2,011                805
  Cost                                                      $13,687            $52,256            $14,055
  Investments at net asset value                            $14,489            $58,502            $18,123
  Transfers receivable from depositor                            48                 58                 32
Total Assets                                                 14,537             58,560             18,155

Liabilities:
  Transfers payable to depositor                                 --                 --                 --
Total Liabilities                                                --                 --                 --
Net Assets                                                  $14,537            $58,560            $18,155

Equity Accounts:
  Contract owners' equity                                   $14,537            $58,560            $18,155
    Units                                                       672              1,942                733
    Accumulation unit value                                 $ 21.65            $ 30.16            $ 24.76
  Depositor's equity                                             --                 --                 --
    Units                                                        --                 --                 --
    Accumulation unit value                                      --                 --                 --
Total Equity                                                $14,537            $58,560            $18,155

                                                             EQUITY          GROWTH AND            FLEXIBLE
                                                             INCOME            INCOME               INCOME
                                                          SUB-ACCOUNT        SUB-ACCOUNT          SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
Assets:
  Shares                                                         456               358               560
  Cost                                                        $6,857            $3,667            $6,804
  Investments at net asset value                              $8,853            $4,283            $6,759
  Transfers receivable from depositor                            164                43                22
Total Assets                                                   9,017             4,326             6,781

Liabilities:
  Transfers payable to depositor                                  --                --                --
Total Liabilities                                                 --                --                --
Net Assets                                                    $9,017            $4,326            $6,781

Equity Accounts:
  Contract owners' equity                                     $9,017            $4,290            $6,781
    Units                                                        463               360               428
    Accumulation unit value                                   $19.49            $11.93            $15.86
  Depositor's equity                                              --            $   36                --
    Units                                                         --                 3                --
    Accumulation unit value                                       --            $11.93                --
Total Equity                                                  $9,017            $4,326            $6,781

                                                                 HIGH-YIELD        MONEY MARKET
                                                                SUB-ACCOUNT         SUB-ACCOUNT
------------------------------------------------------------------------------------------------------------------------------------
Assets:
  Shares                                                              273              16,880
  Cost                                                           $  3,234            $ 16,880
  Investments at net asset value                                 $  2,969            $ 16,880
  Transfers receivable from depositor                                  10                  82
Total Assets                                                        2,979              16,962

Liabilities:
  Transfers payable to depositor                                       --                (563)
Total Liabilities                                                      --                (563)
Net Assets                                                       $  2,979            $ 16,399

Equity Accounts:
  Contract owners' equity                                        $  2,979            $ 16,399
    Units                                                             230               1,395
    Accumulation unit value                                      $  12.97            $  11.75
  Depositor's equity                                                   --                  --
    Units                                                              --                  --
    Accumulation unit value                                            --                  --
Total Equity                                                     $  2,979            $ 16,399

See Notes to Financial Statements.

                               Janus Retirement Advantage / December 31, 1998  3

Janus Retirement Advantage WRL Series Annuity Account B

STATEMENTS OF CHANGES IN NET ASSETS
                                                                             GROWTH                    AGGRESSIVE GROWTH
FOR THE YEAR OR PERIOD ENDED DECEMBER 31                                   SUB-ACCOUNT                    SUB-ACCOUNT
(ALL NUMBERS IN THOUSANDS)                                              1998           1997           1998           1997
Operations:
  Net investment income/(loss)                                        $  2,034       $    543       $   (126)      $   (108)
  Net gain/(loss) on investment                                          8,645          3,800          6,080          2,261
Net Increase/(Decrease) in Net Assets Resulting from Operations         10,679          4,343          5,954          2,153

Capital Unit Transactions:
  Proceeds from units sold/(redeemed)                                    4,633          9,793         (1,046)           262
  Less cost of units redeemed:
    Administrative charges                                                  12             11             11             12
    Surrender benefits                                                   1,342          1,240            821            895
    Death benefits                                                          38             11             80             --
                                                                         1,392          1,262            912            907
Increase/(Decrease) in Net Assets from Capital Unit Transactions         3,241          8,531         (1,958)          (645)
Net Increase/(Decrease) in Net Assets                                   13,920         12,874          3,996          1,508
Depositor's Equity Contribution/(Redemption)                                --             --             --             --

Net Assets:
  Beginning of period                                                   29,570         16,696         20,328         18,820
  End of period                                                       $ 43,490       $ 29,570       $ 24,324       $ 20,328

Unit Activity:
  Units outstanding - beginning of period                                1,515          1,043            984          1,020
  Units issued                                                             731            994            636          1,242
  Units redeemed                                                          (593)          (522)          (737)        (1,278)
Units Outstanding - End of Period                                        1,653          1,515            883            984

                                                                        CAPITAL APPRECIATION          INTERNATIONAL GROWTH
FOR THE YEAR OR PERIOD ENDED DECEMBER 31                                   SUB-ACCOUNT                    SUB-ACCOUNT
(ALL NUMBERS IN THOUSANDS)                                              1998           1997(1)        1998           1997
Operations:
  Net investment income/(loss)                                        $    (34)      $      3       $    213       $     33
  Net gain/(loss) on investment                                          3,449             29          1,927          1,808
Net Increase/(Decrease) in Net Assets Resulting from Operations          3,415             32          2,140          1,841

Capital Unit Transactions:
  Proceeds from units sold/(redeemed)                                    8,256          2,586         (2,277)         7,762
  Less cost of units redeemed:
    Administrative charges                                                   1             --              6              4
    Surrender benefits                                                     115              6            567            484
    Death benefits                                                          --             --             19              5
                                                                           116              6            592            493
Increase/(Decrease) in Net Assets from Capital Unit Transactions         8,140          2,580         (2,869)         7,269
Net Increase/(Decrease) in Net Assets                                   11,555          2,612           (729)         9,110
Depositor's Equity Contribution/(Redemption)                               (41)            25             --             --

Net Assets:
  Beginning of period                                                    2,637             --         15,266          6,156
  End of period                                                       $ 14,151       $  2,637       $ 14,537       $ 15,266

Unit Activity:
  Units outstanding - beginning of period                                  209             --            821            390
  Units issued                                                             847            285            855          2,044
  Units redeemed                                                          (341)           (76)        (1,004)        (1,613)
Units Outstanding - End of Period                                          715            209            672            821

                                                                         WORLDWIDE GROWTH                  BALANCED
FOR THE YEAR OR PERIOD ENDED DECEMBER 31                                   SUB-ACCOUNT                    SUB-ACCOUNT
(ALL NUMBERS IN THOUSANDS)                                              1998           1997           1998           1997
Operations:
  Net investment income/(loss)                                        $  1,701       $    384       $    521       $    232
  Net gain/(loss) on investment                                         10,963          6,524          3,671          1,303
Net Increase/(Decrease) in Net Assets Resulting from Operations         12,664          6,908          4,192          1,535

Capital Unit Transactions:
  Proceeds from units sold/(redeemed)                                    3,557         14,687          3,051          4,797
  Less cost of units redeemed:
    Administrative charges                                                  17             13              4              4
    Surrender benefits                                                   1,716            927            371            377
    Death benefits                                                          82              2             --             --
                                                                         1,815            942            375            381
Increase/(Decrease) in Net Assets from Capital Unit Transactions         1,742         13,745          2,676          4,416
Net Increase/(Decrease) in Net Assets                                   14,406         20,653          6,868          5,951
Depositor's Equity Contribution/(Redemption)                                --             --             --             --

Net Assets:
  Beginning of period                                                   44,154         23,501         11,287          5,336
  End of period                                                       $ 58,560       $ 44,154       $ 18,155       $ 11,287

Unit Activity:
  Units outstanding - beginning of period                                1,875          1,211            608            349
  Units issued                                                           2,522          3,136            407            500
  Units redeemed                                                        (2,455)        (2,472)          (282)          (241)
Units Outstanding - End of Period                                        1,942          1,875            733            608

                                                                          EQUITY INCOME        GROWTH AND INCOME
FOR THE YEAR OR PERIOD ENDED DECEMBER 31                                   SUB-ACCOUNT            SUB-ACCOUNT
(ALL NUMBERS IN THOUSANDS)                                              1998         1997(1)        1998(2)
Operations:
  Net investment income/(loss)                                        $    45       $    (2)       $    (3)
  Net gain/(loss) on investment                                         2,282           119            615
Net Increase/(Decrease) in Net Assets Resulting from Operations         2,327           117            612

Capital Unit Transactions:
  Proceeds from units sold/(redeemed)                                   3,792         2,945          3,700
  Less cost of units redeemed:
    Administrative charges                                                  1            --             --
    Surrender benefits                                                    109            39             16
    Death benefits                                                         --            --             --
                                                                          110            39             16
Increase/(Decrease) in Net Assets from Capital Unit Transactions        3,682         2,906          3,684
Net Increase/(Decrease) in Net Assets                                   6,009         3,023          4,296
Depositor's Equity Contribution/(Redemption)                              (40)           25             30

Net Assets:
  Beginning of period                                                   3,048            --             --
  End of period                                                       $ 9,017       $ 3,048        $ 4,326

Unit Activity:
  Units outstanding - beginning of period                                 227            --             --
  Units issued                                                            525           338            517
  Units redeemed                                                         (289)         (111)          (154)
Units Outstanding - End of Period                                         463           227            363

(1) Period May 1, 1997, (inception) to December 31, 1997.
(2) Period May 1, 1998, (inception) to December 31, 1998.

See Notes to Financial Statements.

4  Janus Retirement Advantage / December 31, 1998

Janus Retirement Advantage WRL Series Annuity Account B

                                                                         FLEXIBLE INCOME                HIGH-YIELD
FOR THE YEAR OR PERIOD ENDED DECEMBER 31                                   SUB-ACCOUNT                  SUB-ACCOUNT
(ALL NUMBERS IN THOUSANDS)                                              1998           1997         1998          1997
Operations:
  Net investment income/(loss)                                        $   322       $   172       $   301       $   107
  Net gain/(loss) on investment                                            41           123          (256)           93
Net Increase/(Decrease) in Net Assets Resulting from Operations           363           295            45           200

Capital Unit Transactions:
  Proceeds from units sold/(redeemed)                                   3,049         1,358           123         2,180
  Less cost of units redeemed:
    Administrative charges                                                  2             1            --            --
    Surrender benefits                                                    291           188           102            98
    Death benefits                                                         --            --            --            --
                                                                          293           189           102            98
Increase/(Decrease) in Net Assets from Capital Unit Transactions        2,756         1,169            21         2,082
Net Increase/(Decrease) in Net Assets                                   3,119         1,464            66         2,282
Depositor's Equity Contribution/(Redemption)                               --            --            --           (28)

Net Assets:
  Beginning of period                                                   3,662         2,198         2,913           659
  End of period                                                       $ 6,781       $ 3,662       $ 2,979       $ 2,913

Unit Activity:
  Units outstanding - beginning of period                                 250           167           226            59
  Units issued                                                            541           282           412           384
  Units redeemed                                                         (363)         (199)         (408)         (217)
Units Outstanding - End of Period                                         428           250           230           226

                                                                            MONEY MARKET
FOR THE YEAR OR PERIOD ENDED DECEMBER 31                                     SUB-ACCOUNT
(ALL NUMBERS IN THOUSANDS)                                               1998           1997
Operations:
  Net investment income/(loss)                                        $    671       $    352
  Net gain/(loss) on investment                                             --             --
Net Increase/(Decrease) in Net Assets Resulting from Operations            671            352

Capital Unit Transactions:
  Proceeds from units sold/(redeemed)                                   16,471          1,680
  Less cost of units redeemed:
    Administrative charges                                                   1              1
    Surrender benefits                                                   8,111            757
    Death benefits                                                          --             --
                                                                         8,112            758
Increase/(Decrease) in Net Assets from Capital Unit Transactions         8,359            922
Net Increase/(Decrease) in Net Assets                                    9,030          1,274
Depositor's Equity Contribution/(Redemption)                                --             --

Net Assets:
  Beginning of period                                                    7,369          6,095
  End of period                                                       $ 16,399       $  7,369

Unit Activity:
  Units outstanding - beginning of period                                  656            567
  Units issued                                                           9,807          9,554
  Units redeemed                                                        (9,068)
Units Outstanding - End of Period                                        1,395            656

See Notes to Financial Statements.

                               Janus Retirement Advantage / December 31, 1998  5

FINANCIAL HIGHLIGHTS*

                                                                                               GROWTH
                                                                                             SUB-ACCOUNT
FOR THE YEAR OR PERIOD ENDED DECEMBER 31                                1998         1997        1996         1995          1994
Accumulation Unit Value, Beginning of Period                        $    19.52    $   16.01    $   13.61    $   10.55    $  10.35
Income from Operations:
  Net investment income/(loss)                                            1.30          .42          .32          .26        (.04)
  Net realized and unrealized gain/(loss) on investment                   5.49         3.09         2.08         2.80         .24
Total Income/(Loss) from Operations                                       6.79         3.51         2.40         3.06         .20
Accumulation Unit Value, End of Period                              $    26.31    $   19.52    $   16.01    $   13.61    $  10.55
Total Return**                                                           34.78%       21.95%       17.61%       29.07%       1.90%
Ratios and Supplemental Data:
Net Assets at End of Period (in thousands)                          $   43,490    $  29,570    $  16,696    $  10,125    $  4,758
Ratio of Net Investment Income/(Loss) to Average Net Assets***            5.92%        2.30%        2.10%        2.08%       (.35)%

                                                                                          AGGRESSIVE GROWTH
                                                                                             SUB-ACCOUNT
FOR THE YEAR OR PERIOD ENDED DECEMBER 31                                1998         1997        1996         1995          1994
Accumulation Unit Value, Beginning of Period                        $    20.65     $   18.45     $   17.21    $   13.62    $  11.81
Income from Operations:
  Net investment income/(loss)                                            (.14)         (.12)          .07          .15         .08
  Net realized and unrealized gain/(loss) on investment                   7.04          2.32          1.17         3.44        1.73
Total Income/(Loss) from Operations                                       6.90          2.20          1.24         3.59        1.81
Accumulation Unit Value, End of Period                              $    27.55     $   20.65     $   18.45    $   17.21    $  13.62
Total Return**                                                           33.39%        11.93%         7.18%       26.41%      15.35%
Ratios and Supplemental Data:
Net Assets at End of Period (in thousands)                          $   24,324     $  20,328     $  18,820    $  11,681    $  4,828
Ratio of Net Investment Income/(Loss) to Average Net Assets***            (.65)%        (.65)%         .42%        1.00%        .63%

                                                                       CAPITAL  APPRECIATION
                                                                           SUB-ACCOUNT
FOR THE YEAR OR PERIOD ENDED DECEMBER 31                                1998         1997(1)
Accumulation Unit Value, Beginning of Period                        $  12.61       $  10.00
Income from Operations:
  Net investment income/(loss)                                          (.08)           .03
  Net realized and unrealized gain/(loss) on investment                 7.27           2.58
Total Income/(Loss) from Operations                                     7.19           2.61
Accumulation Unit Value, End of Period                              $  19.80       $  12.61
Total Return** 57.09% 26.05% Ratios and Supplemental Data:
Net Assets at End of Period (in thousands)                          $ 14,151       $  2,637
Ratio of Net Investment Income/(Loss) to Average Net Assets***          (.52)%          .35%

*Per unit information has been computed using average units outstanding throughout each year.
**Not annualized for periods of less than one full year.
***Annualized for periods of less than one full year.
(1) Period May 1, 1997, (inception) to December 31, 1997.

See Notes to Financial Statements.

6  Janus Retirement Advantage / December 31, 1998

Janus Retirement Advantage WRL Series Annuity Account B

                                                                                        INTERNATIONAL GROWTH
                                                                                             SUB-ACCOUNT
FOR THE YEAR OR PERIOD ENDED DECEMBER 31                               1998        1997         1996         1995        1994(1)
Accumulation Unit Value, Beginning of Period                        $  18.58    $   15.78    $  11.80    $   9.66     $  10.00
Income from Operations:
  Net investment income/(loss)                                           .29          .05         .24        (.06)        (.05)
  Net realized and unrealized gain/(loss) on investment                 2.78         2.75        3.74        2.20         (.29)
Total Income/(Loss) from Operations                                     3.07         2.80        3.98        2.14         (.34)
Accumulation Unit Value, End of Period                              $  21.65    $   18.58    $  15.78    $  11.80     $   9.66
Total Return**                                                         16.48%       17.74%      33.75%      22.11%       (3.35)%
Ratios and Supplemental Data:
Net Assets at End of Period (in thousands)                          $ 14,537    $  15,266    $  6,156    $  1,596     $    904
Ratio of Net Investment Income/(Loss) to Average Net Assets***          1.38%         .26%       1.72%       (.66)%       (.89)%

                                                                                          WORLDWIDE GROWTH
                                                                                             SUB-ACCOUNT
FOR THE YEAR OR PERIOD ENDED DECEMBER 31                               1998         1997         1996         1995         1994
Accumulation Unit Value, Beginning of Period                        $   23.55    $   19.40    $   15.14    $   11.99     $  11.91
Income from Operations:
  Net investment income/(loss)                                            .87          .23          .19         (.04)        (.10)
  Net realized and unrealized gain/(loss) on investment                  5.74         3.92         4.07         3.19          .18
Total Income/(Loss) from Operations                                      6.61         4.15         4.26         3.15          .08
Accumulation Unit Value, End of Period                              $   30.16    $   23.55    $   19.40    $   15.14     $  11.99
Total Return**                                                          28.09%       21.36%       28.12%       26.29%         .68%
Ratios and Supplemental Data:
Net Assets at End of Period (in thousands)                          $  58,560    $  44,154    $  23,501    $  11,099     $  6,738
Ratio of Net Investment Income/(Loss) to Average Net Assets***           3.18%        1.01%        1.12%        (.32)%       (.86)%

                                                                                              BALANCED
                                                                                             SUB-ACCOUNT
FOR THE YEAR OR PERIOD ENDED DECEMBER 31                               1998         1997         1996       1995         1994
Accumulation Unit Value, Beginning of Period                        $   18.56    $   15.30    $  13.26    $  10.72    $  10.72
Income from Operations:
  Net investment income/(loss)                                            .81          .49         .28         .13         .05
  Net realized and unrealized gain/(loss) on investment                  5.39         2.77        1.76        2.41        (.05)
Total Income/(Loss) from Operations                                      6.20         3.26        2.04        2.54          --
Accumulation Unit Value, End of Period                              $   24.76    $   18.56    $  15.30    $  13.26    $  10.72
Total Return**                                                          33.42%       21.31%      15.36%      23.73%       0.00%
Ratios and Supplemental Data:
Net Assets at End of Period (in thousands)                          $  18,155    $  11,287    $  5,336    $  3,283    $  2,162
Ratio of Net Investment Income/(Loss) to Average Net Assets***           3.85%        2.84%       1.98%       1.08%        .51%

*Per unit information has been computed using average units outstanding throughout each year.
**Not annualized for periods of less than one full year.
***Annualized for periods of less than one full year.
(1) Period May 2, 1994, (inception) to December 31, 1994.

See Notes to Financial Statements.

                               Janus Retirement Advantage / December 31, 1998  7

                                                                       EQUITY INCOME
                                                                        SUB-ACCOUNT
FOR THE YEAR OR PERIOD ENDED DECEMBER 31                              1998      1997(1)
Accumulation Unit Value, Beginning of Period                        $ 13.41    $  10.00
Income from Operations:
  Net investment income/(loss)                                          .13        (.03)
  Net realized and unrealized gain/(loss) on investment                5.95        3.44
Total Income/(Loss) from Operations                                    6.08        3.41
Accumulation Unit Value, End of Period                              $ 19.49    $  13.41
Total Return** 45.30% 34.12% Ratios and Supplemental Data:
Net Assets at End of Period (in thousands)                          $ 9,017    $  3,048
Ratio of Net Investment Income/(Loss) to Average Net Assets***          .81%       (.32)%

                                                                 GROWTH AND INCOME
                                                                    SUB-ACCOUNT
FOR THE YEAR OR PERIOD ENDED DECEMBER 31                              1998(2)
Accumulation Unit Value, Beginning of Period                        $   10.00
Income from Operations:
  Net investment income/(loss)                                           (.01)
  Net realized and unrealized gain/(loss) on investment                  1.94
Total Income/(Loss) from Operations                                      1.93
Accumulation Unit Value, End of Period                              $   11.93
Total Return**                                                          19.28%
Ratios and Supplemental Data:
Net Assets at End of Period (in thousands)                          $   4,326
Ratio of Net Investment Income/(Loss) to Average Net Assets***           (.21)%

                                                                                         FLEXIBLE INCOME
                                                                                           SUB-ACCOUNT
FOR THE YEAR OR PERIOD ENDED DECEMBER 31                               1998        1997       1996         1995       1994
Accumulation Unit Value, Beginning of Period                        $  14.63    $  13.17    $  12.15    $   9.90    $  10.07
Income from Operations:
  Net investment income/(loss)                                           .99         .88         .83         .57         .41
  Net realized and unrealized gain/(loss) on investment                  .24         .58         .19        1.68        (.58)
Total Income/(Loss) from Operations                                     1.23        1.46        1.02        2.25        (.17)
Accumulation Unit Value, End of Period                              $  15.86    $  14.63    $  13.17    $  12.15    $   9.90
Total Return**                                                          8.40%      11.04%       8.41%      22.81%      (1.74)%
Ratios and Supplemental Data:
Net Assets at End of Period (in thousands)                          $  6,781    $  3,662    $  2,198    $  2,436    $    893
Ratio of Net Investment Income/(Loss) to Average Net Assets***          6.47%       6.33%       6.75%       5.53%       4.69%

*Per unit information has been computed using average units outstanding throughout each year.
**Not annualized for periods of less than one full year.
***Annualized for periods of less than one full year.
(1) Period May 1, 1997, (inception) to December 31, 1997.
(2) Period May 1, 1998, (inception) to December 31, 1998.

See Notes to Financial Statements.

8  Janus Retirement Advantage / December 31, 1998

Janus Retirement Advantage WRL Series Annuity Account B

                                                                               HIGH-YIELD
                                                                               SUB-ACCOUNT
FOR THE YEAR OR PERIOD ENDED DECEMBER 31                              1998         1997       1996(1)
Accumulation Unit Value, Beginning of Period                        $  12.90     $  11.19    $  10.00
Income from Operations:
  Net investment income/(loss)                                          1.23          .90         .55
  Net realized and unrealized gain/(loss) on investment                (1.16)         .81         .64
Total Income/(Loss) from Operations                                      .07         1.71        1.19
Accumulation Unit Value, End of Period                              $  12.97     $  12.90    $  11.19
Total Return**                                                           .61%       15.22%      11.91
Ratios and Supplemental Data:
Net Assets at End of Period (in thousands)                          $  2,979     $  2,913    $    659
Ratio of Net Investment Income/(Loss) to Average Net Assets***          9.21%        7.37%       7.88%

                                                                                     MONEY MARKET
                                                                                     SUB-ACCOUNT
FOR THE YEAR OR PERIOD ENDED DECEMBER 31                              1998        1997        1996       1995(2)
Accumulation Unit Value, Beginning of Period                        $  11.23    $  10.74    $  10.30    $  10.00
Income from Operations:
  Net investment income/(loss)                                           .52         .49         .44         .30
  Net realized and unrealized gain/(loss) on investment                   --          --          --          --
Total Income/(Loss) from Operations                                      .52         .49         .44         .30
Accumulation Unit Value, End of Period                              $  11.75    $  11.23    $  10.74    $  10.30
Total Return**                                                          4.68%       4.49%       4.28%       3.03%
Ratios and Supplemental Data:
Net Assets at End of Period (in thousands)                          $ 16,399    $  7,369    $  6,095    $  1,725
Ratio of Net Investment Income/(Loss) to Average Net Assets***          4.55%       4.43%       4.19%       4.42%

*Per unit information has been computed using average units outstanding throughout each year.
**Not annualized for periods of less than one full year.
***Annualized for periods of less than one full year.
(1) Period May 1, 1996, (inception) to December 31, 1996.
(2) Period May 1, 1995, (inception) to December 31, 1995.

See Notes to Financial Statements.

                               Janus Retirement Advantage / December 31, 1998  9

                                                   Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

         The WRL Series Annuity Account B (the "Account") was established as a variable accumulation deferred annuity separate account of Western Reserve Life Assurance Co. of Ohio ("WRL") and is registered as a unit investment trust under the Investment Company Act of 1940, as amended. The Account encompasses the Janus Retirement Advantage, a tax-deferred variable annuity contract (the "Contracts") issued by WRL. The Account contains eleven investment options referred to as Sub-Accounts. Each Sub-Account invests in the corresponding portfolio ("Portfolio") of Janus Aspen Series (the "Trust"), which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended.

         The Account's equity transactions are accounted for using the appropriate effective date at the corresponding accumulation unit value.

         On May 1, 1998, WRL made an initial depositor's equity contribution of $30,000 to the Growth and Income Sub-Account for which it received 3,000 units.

         On September 28, 1998, pursuant to an exemptive order (Rel. No. IC-23417) received from the Securities and Exchange Commission for the substitution of securities issued by the Trust and held by the Account to support individual flexible premium deferred variable annuity contracts, investments were transferred from the Short-Term Bond Sub-Account to the Money Market Sub-Account.

         The following significant accounting policies, which are in conformity with generally accepted accounting principles, have been consistently used in preparation of the Account's financial statements. The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

         A. Valuation of Investments and
            Securities Transactions
         The investments in the Trust's shares are stated at the closing net asset value ("NAV") per share as determined by the Trust on December 31, 1998. Investment transactions are accounted for on the trade date, using the Portfolio NAV per share next determined after receipt of sale or redemption orders without sales charges. Dividend income and capital gains are recorded on the ex-dividend date. The cost of investments sold is determined on a first-in, first-out basis.

         B. Federal Income Taxes
         The operations of the Account are a part of and are taxed with the total operations of WRL, which is taxed as a life insurance company under the Internal Revenue Code of 1986, as amended. Under current law, the investment income of the Account, including realized and unrealized capital gains, is not taxable to WRL. Accordingly, no provision for federal income taxes has been made.

2. Charges and Deductions

         Charges are assessed by WRL in connection with the issuance and administration of the Contracts.

         A. Contract Charges
         On each anniversary through the maturity date, WRL will deduct an annual contract charge as partial compensation for providing administrative services under the Contracts. Deduction of the annual contract charge is currently waived when the account value on the anniversary is equal to or greater than $25,000.

         B. Annuity Sub-Account Charge
         A daily charge equal to an annual rate of .65% of average daily net assets of each Sub-Account is assessed to compensate WRL for assumption of mortality and expense risks and administrative services in connection with issuance and administration of the Contracts. This charge (not assessed at the individual contract level) effectively reduces the value of a unit outstanding during the year.

3. Dividends and Distributions

         Dividends are not declared by the Annuity Account, since the increase in the value of the underlying investment in a Portfolio is reflected daily in the accumulation unit value used to calculate the equity value within the Annuity Account B. Consequently, a dividend distribution by an underlying Portfolio does not change either the accumulation unit value or equity values with the Annuity Account B.


10  Janus Retirement Advantage / December 31, 1998

4. SECURITIES TRANSACTIONS:
Securities transactions are summarized as follows:

         For the period ended December 31, 1998 (in thousands)


                                              PURCHASES    PROCEEDS FROM SALES
         SUB-ACCOUNT                        OF SECURITIES    OF SECURITIES
         -----------------------------------------------------------------------
         Growth                                $12,655          $ 7,123
         Aggressive Growth                      12,224           14,176
         Capital Appreciation                   10,821            2,956
         International Growth                   14,037           17,107
         Worldwide Growth                       53,709           50,711
         Balanced                                6,550            3,345
         Equity Income                           6,116            2,535
         Growth and Income(1)                    4,712            1,044
         Flexible Income                         6,651            3,529
         High-Yield                              4,557            4,905
         Money Market                           87,424           76,787
         -----------------------------------------------------------------------

         (1) Period May 1, 1998, (inception) to December 31, 1998.

5. OTHER MATTERS
At December 31, 1998, net unrealized appreciation/depreciation on investments are as follows (in thousands):

         SUB-ACCOUNT
         -----------------------------------------------------------------------
         Growth                                                $ 10,876
         Aggressive Growth                                        5,702
         Capital Appreciation                                     3,049
         International Growth                                       802
         Worldwide Growth                                         6,246
         Balanced                                                 4,068
         -----------------------------------------------------------------------


         SUB-ACCOUNT
         -----------------------------------------------------------------------
         Equity Income                                         $  1,996
         Growth and Income                                          616
         Flexible Income                                            (45)
         High-Yield                                                (265)
         Money Market                                               N/A
         -----------------------------------------------------------------------


REPORT OF INDEPENDENT ACCOUNTANTS

         To the Board of Directors of Western Reserve Life Assurance Co. of Ohio and Contract Owners of the Janus Retirement Advantage WRL Series Annuity Account B

         In our opinion, the accompanying statements of assets and liabilities and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of each of the Sub-Accounts constituting the Janus Retirement Advantage WRL Series Annuity Account B (a separate account of Western Reserve Life Assurance Co. of Ohio, hereafter referred to as the "Account") at December 31, 1998, the results of each of their operations, the changes in each of their net assets and the financial highlights for each of the periods indicated, in conformity with generally accepted accounting principles. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Account's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statement in accordance with generally accepted auditing standards which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide reasonable basis for the opinion expressed above.

         PricewaterhouseCoopers LLP


         /s/ PRICEWATERHOUSECOOPERS LLP
         Boston, Massachusetts
         January 29, 1999

                               Janus Retirement Advantage / December 31, 1998 11